CULLEN FUNDS TRUST

Cullen High Dividend Equity Fund

Cullen International High Dividend Fund

Cullen Small Cap Value Fund

Cullen Value Fund

Cullen Emerging Markets High Dividend Fund

(together, the “Funds”)

Supplement dated December 2, 2015 to the

Statement of Additional Information dated October 28, 2015

The following information replaces the information found in the section titled “Securities Owned in the Funds by Portfolio Managers” on page B-34 of the Statement of Additional Information:

Securities Owned in the Funds by Portfolio Managers. Set forth below is the dollar range of equity securities beneficially owned(1) by each portfolio manager in each Fund as of June 30, 2015:

Name of Portfolio Manager	High Dividend Fund	International High Dividend Fund	Small Cap Value Fund	Value Fund	Emerging Markets High Dividend Fund
James P. Cullen	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Rahul D. Sharma	$10,001 - $50,000	$100,001 - $500,000	None	$10,001 - $50,000	$100,001 - $500,000
Carl W. Gardiner	None	None	$500,001 - $1,000,000	None	None
Jennifer Chang	$100,001 - $500,000	$0 - $10,000	None	None	None
Brooks H. Cullen	$500,001-$1,000,000	$100,001 - $500,000	Over $1,000,000	Over $1,000,000	$100,001 - $500,000

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE